Customers with Ten Percent or More of Net Sales (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Sales Revenue, Goods, Net | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%	20.00%	26.00%	24.00%	25.00%		28.00%		31.00%
Sales Revenue, Goods, Net | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	14.00%	13.00%	13.00%	15.00%		12.00%			[1]
Sales Revenue, Goods, Net | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	11.00%	12.00%	12.00%	11.00%		12.00%		10.00%
Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage					66.00%	[2]	51.00%	[2]		[2],[3]

[1]	Represents less than 10% of net sales
[2]	In fiscal 2012, two customers represented 45% and 21%, respectively, of accounts receivable. The same two customers represented 30% and 21%, respectively, of accounts receivable in fiscal 2011.
[3]	Not presented